CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amounts received	R$ (309)	R$ (281)	R$ (265)
Infrastructure [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,326	3,924	3,768
Amounts received	(309)	(280)	(266)
Transfers from contract assets	670	110	60
Transfers from (to) intangible assets	(22)	(9)	(5)
Monetary adjustment			367
Interest	556	582
Disposals	(1)	(1)
Fair Value Adjustments	(171)
Ending Balance	5,049	4,326	3,924
Infrastructure [member] | Distribution [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	684	530	460
Transfers from contract assets	670	110	60
Transfers from (to) intangible assets	(22)	(9)	(5)
Monetary adjustment			15
Interest	39	54
Disposals	(1)	(1)
Ending Balance	1,370	684	530
Infrastructure [member] | Generation [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	3,608	3,365	3,284
Amounts received	(309)	(280)	(266)
Monetary adjustment			347
Interest	514	523
Fair Value Adjustments	(171)
Ending Balance	3,642	3,608	3,365
Infrastructure [member] | Gas [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	34	29	24
Monetary adjustment			5
Interest	3	5
Ending Balance	R$ 37	R$ 34	R$ 29